(fidelity logo)(registered trademark)

Fidelity® Advisor

Aggressive Growth

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The managers' review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Aggressive Growth Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Life of fund
Fidelity® Adv Aggressive Growth - CL A	8.29%	-2.00%
Fidelity Adv Aggressive Growth - CL A (incl. 5.75% sales charge)	2.07%	-7.63%
Russell Midcap Growth	-8.43%	-20.28%
Mid-Cap Funds Average	0.31%	n/a *

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months or since the fund started on November 13, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Russell Midcap® Growth Index - a market capitalization-weighted index of medium capitalization growth-oriented stocks of U.S. domiciled corporations. To measure how the fund's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 560 mutual funds. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

* Not available

Semiannual Report

Fidelity Advisor Aggressive Growth Fund - Class A
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Aggressive Growth Fund - Class A on November 13, 2000, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2001 the value of the investment would have been $9,237 - a 7.63% decrease on the initial investment. For comparison, look at how the Russell Midcap Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $7,972 - a 20.28% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper mid-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper mid-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month cumulative total return for the mid-cap growth funds average was, -6.22%. The six month cumulative total return for the mid-cap supergroup average was, 2.27%.

Semiannual Report

Fidelity Advisor Aggressive Growth Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Life of fund
Fidelity Adv Aggressive Growth - CL T	8.07%	-2.20%
Fidelity Adv Aggressive Growth - CL T (incl. 3.50% sales charge)	4.29%	-5.62%
Russell Midcap Growth	-8.43%	-20.28%
Mid-Cap Funds Average	0.31%	n/a *

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, or since the fund started on November 13, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Russell Midcap Growth Index - a market capitalization-weighted index of medium capitalization growth-oriented stocks of U.S. domiciled corporations. To measure how the fund's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 560 mutual funds. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.(dagger)

Average Annual Total Returns

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

* Not available

Semiannual Report

Fidelity Advisor Aggressive Growth Fund - Class T
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Aggressive Growth Fund - Class T on November 13, 2000, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2001 the value of the investment would have been $9,438 - a 5.62% decrease on the initial investment. For comparison, look at how the Russell Midcap Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $7,972 - a 20.28% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper mid-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper mid-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month cumulative total return for the mid-cap growth funds average was, -6.22%. The six month cumulative total return for the mid-cap supergroup average was, 2.27%.

Semiannual Report

Fidelity Advisor Aggressive Growth Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charges included in the past six months and the life of fund total return are 5% and 5%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Life of fund
Fidelity Adv Aggressive Growth - CL B	7.96%	-2.30%
Fidelity Adv Aggressive Growth - CL B (incl. contingent deferred sales charge)	2.96%	-7.18%
Russell Midcap Growth	-8.43%	-20.28%
Mid-Cap Funds Average	0.31%	n/a *

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, or since the fund started on November 13, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Russell Midcap Growth Index - a market capitalization-weighted index of medium capitalization growth-oriented stocks of U.S. domiciled corporations. To measure how the fund's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 560 mutual funds. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 9 of this report.(dagger)

Average Annual Total Returns

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

* Not available

Semiannual Report

Fidelity Advisor Aggressive Growth Fund - Class B
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Aggressive Growth Fund - Class B on November 13, 2000, when the fund started. As the chart shows, by May 31, 2001 the value of the investment, including the effect of the applicable contingent deferred sales charge, would have been $9,282 - a 7.18% decrease on the initial investment. For comparison, look at how the Russell Midcap Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $7,972 - a 20.28% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper mid-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper mid-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month cumulative total return for the funds average was, -6.22%. The six month cumulative total return for the mid-cap supergroup average was, 2.27%.

Semiannual Report

Fidelity Advisor Aggressive Growth Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charges included in the past six months and the life of fund total return are 1% and 1%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Life of fund
Fidelity Adv Aggressive Growth - CL C	7.96%	-2.30%
Fidelity Adv Aggressive Growth - CL C (incl. contingent deferred sales charge)	6.96%	-3.27%
Russell Midcap Growth	-8.43%	-20.28%
Mid-Cap Funds Average	0.31%	n/a *

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, or since the fund started on November 13, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Russell Midcap Growth Index - a market capitalization-weighted index of medium capitalization growth-oriented stocks of U.S. domiciled corporations. To measure how the fund's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 560 mutual funds. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 11 of this report.(dagger)

Average Annual Total Returns

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

* Not available

Semiannual Report

Fidelity Advisor Aggressive Growth Fund - Class C
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Aggressive Growth Fund - Class C on November 13, 2000, when the fund started. As the chart shows, by May 31, 2001 the value of the investment, including the effect of the applicable contingent deferred sales charge would have been $9,673 - a 3.27% decrease on the initial investment. For comparison, look at how the Russell Midcap Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $7,972 - a 20.28% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper mid-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper mid-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month cumulative total return for the funds average was, -6.22%. The six month cumulative total return for the mid-cap supergroup average was, 2.27%.

Semiannual Report

Fund Talk: The Managers' Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
Note to shareholders: Effective June 13, 2001, after the period covered by this report, Rajiv Kaul (right) became Portfolio Manager of Fidelity Advisor Aggressive Growth Fund. The following is an interview with Beso Sikharulidze, the fund's former Portfolio Manager, with additional comments from Rajiv Kaul.

Q. How did the fund perform, Beso?

B.S. Quite well. For the six months that ended May 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned 8.29%, 8.07%, 7.96% and 7.96%, respectively. That topped the Russell Midcap® Growth Index and the mid-cap funds average tracked by Lipper Inc., which had returns of -8.43% and 0.31%, respectively. From its inception on November 13, 2000, through May 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned -2.00%, -2.20%, -2.30% and -2.30%, respectively, while the Russell Midcap Growth Index returned -20.28%. Lipper does not calculate a life of fund comparison.

Q. How did the fund manage to outpace its index and peers by such healthy margins during the past six months?

B.S. Stock picking took center stage in this volatile market. Sticking with a bottom-up research process and working hard to know better than anyone else the companies in which I invest, or in which I would consider investing, was time well spent. Focusing solely on the highest-quality securities from the areas of the market with the highest growth potential was critical to our success during the past six months. Most of our gains were concentrated in the technology sector, which had a particularly difficult period overall, falling more than 22%. Despite investing nearly 51% of fund assets on average in tech, a considerable overweighting relative to the Russell index, our holdings still outperformed by more than 13 percentage points. We further benefited from generally owning the right names within health care, along with one strong pick in consumer discretionary - amusement park operator Six Flags. Finally, I added further exposure to convertible securities at the expense of pure equities, as more attractive situations emerged among convertibles as a result of the market's downturn. Prudently employing this asset class effectively boosted the fund's total return potential by offering participation in equities on the upside, as well as offering downside protection in the form of a lofty bond yield cushion. This strategy paid off versus our peers, which tended to have very little, if any, exposure to convertible securities.

Semiannual Report

Fund Talk: The Managers' Overview - continued

Q. What else can you tell us about your tech strategy and how it influenced performance?

B.S. Tech firms hit the wall early in the period as demand dried up and fundamentals deteriorated dramatically. As such, I continued to spend a lot of time scrutinizing the fund's holdings, trying to upgrade the quality of the portfolio. I decreased the fund's overall tech weighting, while focusing my efforts on owning the perceived leaders in next-generation technology, firms that should have more cushion in down markets because they can still gain market share. Given a broad curtailment in business investment, it was necessary to hone in on tech providers that were bucking the downturn by providing the tools that - despite cuts in capital spending - companies had to buy. Getting businesses up and running on the Internet was critical to corporate customers, as was cost cutting through improvements in both supply-chain and customer-relationship management. I turned to Internet software providers BEA Systems and Micromuse, which helped us during the period. Given the growing concerns about overcapacity, I shed most of our optical equipment and networking component manufacturers that performed poorly. Unfortunately, I was a little late in doing so with some of them. The stocks I held onto in this area had new, exciting technologies that were in demand. Sonus Networks was one stock that held up well, while Ciena got caught in the downdraft despite sound fundamentals. Critical Path was another notable detractor from performance.

Q. How about some of your moves within health care?

B.S. I continued to emphasize biotechnology companies that I felt housed the most attractive growth prospects. Despite the uncertainty surrounding most high-growth stocks during the period, the risks within the biotech industry remained generally constant. My experience following the health sector provided me with some great insight into finding quality biotech stocks with strong product pipelines. I uncovered several winners in this space, most notably Titan Pharmaceuticals, ImClone Systems and CuraGen.

Q. Turning to you Rajiv, what's your outlook?

R.K. I feel pretty good about the fund's positioning right now, with it having aggressive as well as defensive characteristics. I'm optimistic about the improving liquidity in the marketplace, induced by the Federal Reserve Board's aggressive attempts to stimulate growth in the economy. The markets historically have performed well when the Fed is easing interest rates. However, I remain cautious about company fundamentals in the near term, since it's still unclear as to when they will actually respond to the stimulus.

Semiannual Report

Fund Talk: The Managers' Overview - continued

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation by investing primarily in common stocks

Start date: November 13, 2000

Size: as of May 31, 2001, more than $40 million

Manager: Rajiv Kaul, since June 2001; manager, Fidelity Select Developing Communications Portfolio, since 2000; Fidelity Select Biotechnology Portfolio, 1998-2000; equity research associate, health care industry, 1996-1998; joined Fidelity in 1996

3

Rajiv Kaul discusses his investment approach:

"As a bottom-up investor, I look to maximize shareholder returns through individual security selection. I rely heavily on fundamental research to help me identify the best opportunities available in the marketplace. I spend much of my time visiting companies and talking with management and competitors about products and industry trends. By visiting as many companies as I can, I get a better understanding of a company's competitive outlook, and it helps me find those companies that could become the long-term winners in their respective spaces.

"I like to invest in companies with the fastest earnings growth at the most reasonable price, regardless of their size, shape or industry. Throughout my career, I've followed high-growth companies from many areas of the market, from technology to media to health care. In recent years, I've managed two sector funds at Fidelity that required an aggressive investment style, the Select Biotechnology Portfolio and the Select Developing Communications Portfolio. I've gained valuable exposure to the tech sector from my recent experience following emerging telecommunications stocks, which should serve me well in managing this fund.

"I expect the market to remain very volatile in the next few months, which could create an attractive buying opportunity. I'll be on the lookout for improving fundamental stories, new product cycles and, ideally, earnings acceleration, which has become increasingly tougher to find these days."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
ImClone Systems, Inc.	2.9	1.4
Allergan, Inc.	1.9	0.4
Networks Associates, Inc.	1.8	0.1
Baker Hughes, Inc.	1.7	0.1
CIENA Corp.	1.6	1.8
Weatherford International, Inc.	1.6	0.0
BEA Systems, Inc.	1.6	2.6
IDEC Pharmaceuticals Corp.	1.2	1.0
Openwave Systems, Inc.	1.2	0.8
Forest Laboratories, Inc.	1.2	0.0
	16.7
Top Five Market Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	45.3	69.3
Health Care	23.2	11.6
Consumer Discretionary	6.5	7.5
Energy	5.9	1.5
Financials	3.2	2.3
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *		As of November 30, 2000 **
	Stocks 71.8%		Stocks 90.0%
	Convertible Securities 19.9%		Convertible Securities 6.9%
	Short-Term Investments and Net Other Assets 8.3%		Short-Term Investments and Net Other Assets 3.1%
* Foreign investments	3.5%	** Foreign investments	7.3%

Effective with this report, industry classifications follow the MSCI ®/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 71.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 3.9%
Automobiles - 0.5%
Harley-Davidson, Inc.	4,700	$ 220,759
Hotels Restaurants & Leisure - 0.9%
International Game Technology (a)	4,150	255,018
Mandalay Resort Group (a)	2,000	50,580
MGM Mirage, Inc. (a)	160	5,030
Six Flags, Inc. (a)	1,612	36,270
Starbucks Corp. (a)	220	4,294
		351,192
Media - 1.4%
AOL Time Warner, Inc. (a)	600	31,338
Gemstar-TV Guide International, Inc. (a)	3,800	138,206
Lamar Advertising Co. Class A (a)	110	4,565
Radio One, Inc. Class D (non-vtg.) (a)	20,690	368,903
Univision Communications, Inc. Class A (a)	640	27,987
		570,999
Multiline Retail - 0.3%
BJ's Wholesale Club, Inc. (a)	2,270	110,663
JCPenney Co., Inc.	500	10,455
		121,118
Specialty Retail - 0.8%
Abercrombie & Fitch Co. Class A (a)	6,890	284,075
Pacific Sunwear of California, Inc. (a)	1,200	27,600
		311,675
TOTAL CONSUMER DISCRETIONARY		1,575,743
CONSUMER STAPLES - 1.0%
Food & Drug Retailing - 0.4%
Rite Aid Corp. (a)	19,760	165,391
Personal Products - 0.6%
Avon Products, Inc.	600	26,256
Estee Lauder Companies, Inc. Class A	5,350	217,210
		243,466
TOTAL CONSUMER STAPLES		408,857
ENERGY - 5.9%
Energy Equipment & Services - 5.9%
Baker Hughes, Inc.	16,850	663,890
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
BJ Services Co. (a)	600	$ 45,000
Cooper Cameron Corp. (a)	3,650	252,872
Global Industries Ltd. (a)	490	7,879
Halliburton Co.	5,010	234,167
Hanover Compressor Co. (a)	150	5,549
Input/Output, Inc. (a)	2,560	30,464
Nabors Industries, Inc. (a)	1,000	50,850
Pride International, Inc. (a)	2,070	55,124
SEACOR SMIT, Inc. (a)	116	5,533
Smith International, Inc. (a)	5,090	395,493
Tidewater, Inc.	110	5,160
Varco International, Inc. (a)	275	6,625
Weatherford International, Inc. (a)	11,380	641,491
		2,400,097
FINANCIALS - 3.2%
Banks - 0.5%
Synovus Finanical Corp.	7,370	223,901
Diversified Financials - 2.7%
Capital One Financial Corp.	4,110	267,602
E*TRADE Group, Inc. (a)	15,170	113,775
Federated Investors, Inc. Class B (non-vtg.)	170	5,092
Household International, Inc.	4,230	277,742
Providian Financial Corp.	7,460	423,430
		1,087,641
TOTAL FINANCIALS		1,311,542
HEALTH CARE - 18.4%
Biotechnology - 10.2%
Alkermes, Inc. (a)	9,820	297,251
Applera Corp. - Celera Genomics Group (a)	4,060	175,839
BioMarin Pharmaceutical, Inc. (a)	4,300	49,880
Corvas International, Inc. (a)	16,030	138,018
CuraGen Corp. (a)	2,890	108,664
Human Genome Sciences, Inc. (a)	1,000	66,350
IDEC Pharmaceuticals Corp. (a)	8,110	499,576
ImClone Systems, Inc. (a)	23,890	1,186,135
Invitrogen Corp. (a)	3,230	231,300
Medarex, Inc. (a)	1,790	49,404
Medimmune, Inc. (a)	6,460	257,560
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Millennium Pharmaceuticals, Inc. (a)	8,620	$ 329,025
Protein Design Labs, Inc. (a)	2,540	188,493
Serologicals Corp. (a)	100	2,284
Titan Pharmaceuticals, Inc. (a)	8,710	272,623
Vertex Pharmaceuticals, Inc. (a)	6,010	264,079
		4,116,481
Health Care Equipment & Supplies - 1.6%
Align Technology, Inc.	23,800	238,000
Biomet, Inc.	130	5,807
DENTSPLY International, Inc.	1,300	57,252
Guidant Corp. (a)	2,900	108,895
St. Jude Medical, Inc. (a)	90	5,537
Steris Corp. (a)	12,800	221,440
Stryker Corp.	100	5,745
		642,676
Health Care Providers & Services - 2.0%
AdvancePCS (a)	4,450	271,050
Andrx Group (a)	5,230	353,966
Health Management Associates, Inc. Class A (a)	240	4,262
Priority Healthcare Corp. Class B (a)	2,000	69,160
Quest Diagnostics, Inc. (a)	40	4,944
Universal Health Services, Inc. Class B (a)	60	4,800
Urocor, Inc. (a)	7,800	124,254
		832,436
Pharmaceuticals - 4.6%
Allergan, Inc.	8,470	759,759
Bone Care International, Inc. (a)	4,300	86,258
CIMA Labs, Inc. (a)	3,680	270,480
Forest Laboratories, Inc. (a)	6,460	478,428
IVAX Corp. (a)	7,375	248,538
King Pharmaceuticals, Inc. (a)	100	5,058
		1,848,521
TOTAL HEALTH CARE		7,440,114
INDUSTRIALS - 2.9%
Commercial Services & Supplies - 2.9%
Cendant Corp. (a)	12,590	241,476
Concord EFS, Inc. (a)	3,950	200,265
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Ecolab, Inc.	400	$ 16,352
IMS Health, Inc.	200	5,796
Learning Tree International, Inc. (a)	8,790	207,444
Manpower, Inc.	150	4,800
ProsoftTraining.com (a)	43,200	91,584
Robert Half International, Inc. (a)	7,370	207,834
The BISYS Group, Inc. (a)	3,750	191,700
		1,167,251
Road & Rail - 0.0%
Landstar System, Inc. (a)	100	6,640
TOTAL INDUSTRIALS		1,173,891
INFORMATION TECHNOLOGY - 34.4%
Communications Equipment - 8.3%
Andrew Corp. (a)	230	3,961
Avocent Corp. (a)	9,100	199,108
Brocade Communications System, Inc. (a)	6,120	238,680
CIENA Corp. (a)	12,210	661,172
Comverse Technology, Inc. (a)	5,340	309,720
Emulex Corp. (a)	3,100	107,539
Finisar Corp. (a)	12,570	189,179
QUALCOMM, Inc. (a)	2,560	155,494
Research in Motion Ltd. (a)	12,290	400,266
SBA Communications Corp. Class A (a)	9,900	229,185
Scientific-Atlanta, Inc.	6,910	362,844
Sonus Networks, Inc.	8,880	228,749
Tekelec (a)	740	24,768
Tellium, Inc.	9,900	262,152
		3,372,817
Computers & Peripherals - 0.8%
Lexmark International, Inc. Class A (a)	5,110	316,769
Electronic Equipment & Instruments - 2.3%
Avnet, Inc.	1,100	27,104
Orbotech Ltd.	6,340	225,514
PerkinElmer, Inc.	1,870	129,086
SCI Systems, Inc. (a)	1,100	25,971
Symbol Technologies, Inc.	6,615	169,675
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Varian, Inc. (a)	160	$ 5,432
Waters Corp. (a)	7,100	352,728
		935,510
Internet Software & Services - 3.7%
ActivCard SA sponsored ADR (a)	500	5,025
AsiaInfo Holdings, Inc. (a)	370	4,695
Braun Consulting, Inc. (a)	1,800	14,508
Homestore.com, Inc. (a)	9,320	265,154
InterCept Group, Inc. (a)	7,230	215,743
IntraNet Solutions, Inc. (a)	5,790	209,135
Netegrity, Inc. (a)	700	23,695
Openwave Systems, Inc. (a)	12,565	481,616
webMethods, Inc. (a)	9,160	255,014
		1,474,585
IT Consulting & Services - 1.3%
Affiliated Computer Services, Inc. Class A (a)	2,780	200,855
KPMG Consulting, Inc.	6,100	110,105
SunGard Data Systems, Inc. (a)	3,780	224,834
		535,794
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	300	13,509
Semiconductor Equipment & Products - 3.9%
Cypress Semiconductor Corp. (a)	100	2,115
FEI Co. (a)	4,000	141,600
Integrated Circuit Systems, Inc.	1,700	27,931
Integrated Device Technology, Inc. (a)	5,200	190,528
Intersil Holding Corp. Class A (a)	2,500	81,475
KLA-Tencor Corp. (a)	5,790	298,880
LAM Research Corp. (a)	1,000	27,620
Marvell Technology Group Ltd.	6,980	172,197
QLogic Corp. (a)	5,230	266,782
Teradyne, Inc. (a)	1,000	39,850
TTM Technologies, Inc.	9,900	88,704
Virage Logic Corp.	17,460	247,234
		1,584,916
Software - 14.1%
Advent Software, Inc. (a)	4,560	297,586
Amdocs Ltd. (a)	3,680	227,424
BEA Systems, Inc. (a)	17,840	640,099
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
BMC Software, Inc. (a)	17,860	$ 426,854
Cadence Design Systems, Inc. (a)	1,300	27,495
Citrix Systems, Inc. (a)	11,030	263,617
Computer Associates International, Inc.	100	2,836
Compuware Corp. (a)	17,840	196,775
Dendrite International, Inc. (a)	6,800	68,136
E.piphany, Inc. (a)	19,690	247,110
Inet Technologies, Inc. (a)	700	5,250
Informatica Corp. (a)	10,930	204,500
Infovista SA sponsored ADR (a)	13,000	129,870
Legato Systems, Inc. (a)	18,240	272,688
Liberate Technologies (a)	290	2,448
Mercury Interactive Corp. (a)	2,350	139,214
Micromuse, Inc. (a)	4,870	185,547
Microsoft Corp. (a)	200	13,836
NetIQ Corp. (a)	800	19,440
Networks Associates, Inc. (a)	51,510	747,925
Numerical Technologies, Inc. (a)	5,400	104,760
NVIDIA Corp. (a)	2,300	196,903
PeopleSoft, Inc. (a)	4,900	197,715
Peregrine Systems, Inc. (a)	8,120	224,843
Phoenix Technologies Ltd. (a)	400	5,260
Precise Software Solutions Ltd.	8,120	178,802
Symantec Corp. (a)	3,450	243,708
TIBCO Software, Inc. (a)	14,300	197,340
Vastera, Inc.	700	8,400
VERITAS Software Corp. (a)	3,340	220,139
		5,696,520
TOTAL INFORMATION TECHNOLOGY		13,930,420
MATERIALS - 0.4%
Containers & Packaging - 0.3%
Peak International Ltd. (a)	20,800	134,992
Sealed Air Corp. (a)	100	4,151
		139,143
Metals & Mining - 0.1%
Newmont Mining Corp.	2,170	44,463
TOTAL MATERIALS		183,606
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
Metro One Telecommunications, Inc. (a)	9,690	$ 436,146
UTILITIES - 0.6%
Electric Utilities - 0.2%
AES Corp. (a)	1,380	62,652
Multi-Utilities - 0.4%
Dynegy, Inc. Class A	1,800	88,740
Enron Corp.	1,700	89,947
		178,687
TOTAL UTILITIES		241,339
TOTAL COMMON STOCKS (Cost $26,460,770)		29,101,755
Convertible Preferred Stocks - 1.7%
CONSUMER DISCRETIONARY - 1.7%
Media - 1.7%
Entercom Communication Capital Trust $3.125 TIDES	1,000	61,438
Pegasus Communications Corp. $6.50	5,400	257,515
Radio One, Inc. $65.00	325	359,044
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $609,366)		677,997
Convertible Bonds - 18.2%
Moody's Ratings (unaudited) (d)		Principal Amount
CONSUMER DISCRETIONARY - 0.9%
Media - 0.4%
Getty Images, Inc. 5% 3/15/07	B2	$ 212,000	168,540
Specialty Retail - 0.5%
Office Depot, Inc. liquid yield option note 0% 12/11/07	Ba1	270,000	185,120
TOTAL CONSUMER DISCRETIONARY			353,660
HEALTH CARE - 4.8%
Biotechnology - 4.8%
Alkermes, Inc. 3.75% 2/15/07	-	270,000	185,625
Aviron 5.25% 2/1/08	-	182,000	194,968
Convertible Bonds - continued
Moody's Ratings (unaudited) (d)		Principal Amount	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
CuraGen Corp. 6% 2/2/07	CCC	$ 722,000	$ 628,140
CV Therapeutics, Inc. 4.75% 3/7/07	-	210,000	195,038
Human Genome Sciences, Inc. 3.75% 3/15/07	CCC	600,000	512,250
Sepracor, Inc. 5% 2/15/07	-	380,000	227,525
			1,943,546
INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 4.6%
CIENA Corp. 3.75% 2/1/08	Ba3	38,000	32,086
CommScope, Inc. 4% 12/15/06	Baa3	230,000	196,271
ONI Systems Corp. 5% 10/15/05	CCC	1,407,000	1,085,149
Redback Networks, Inc. 5% 4/1/07	CCC	530,000	336,884
Terayon Communication Systems, Inc. 5% 8/1/07	CCC	550,000	209,000
			1,859,390
Electronic Equipment & Instruments - 0.5%
Sanmina Corp. 0% 9/12/20	Ba3	520,000	187,200
Semiconductor Equipment & Products - 3.9%
Amkor Technology, Inc. 5% 3/15/07	B2	170,000	130,133
Cymer, Inc. 7.25% 8/6/04	-	138,000	134,378
General Semiconductor, Inc. 5.75% 12/15/06	B2	212,000	203,919
International Rectifier Corp. 4.25% 7/15/07	B2	190,000	195,463
Kulicke & Soffa Industries, Inc. 4.75% 12/15/06	B3	210,000	184,275
Semtech Corp. 4.5% 2/1/07	CCC+	10,000	8,963
Vitesse Semiconductor Corp. 4% 3/15/05	B2	902,000	721,600
			1,578,731
Software - 1.9%
Cyras Systems, Inc. 4.5% 8/15/05 (c)	-	398,000	449,740
i2 Technologies, Inc. 5.25% 12/15/06	B	180,000	155,984
Rational Software Corp. 5% 2/1/07	-	190,000	185,408
			791,132
TOTAL INFORMATION TECHNOLOGY			4,416,453
Convertible Bonds - continued
Moody's Ratings (unaudited) (d)		Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
Aether Systems, Inc. 6% 3/22/05	CCC	$ 775,000	$ 454,073
Nextel Communications, Inc. 5.25% 1/15/10	B1	330,000	202,950
			657,023
TOTAL CONVERTIBLE BONDS (Cost $7,239,843)			7,370,682
Cash Equivalents - 10.8%
	Shares
Fidelity Cash Central Fund, 4.23% (b) (Cost $4,371,006)	4,371,006	4,371,006
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $38,680,985)		41,521,440
NET OTHER ASSETS - (2.5)%		(1,007,311)
NET ASSETS - 100%		$ 40,514,129
Security Type Abbreviations
TIDES	-	Term Income Deferred Equity Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $449,740 or 1.1% of net assets.

(d) S&P ® credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.0%	AAA, AA, A	0.0%
Baa	0.5%	BBB	0.0%
Ba	1.0%	BB	0.9%
B	4.4%	B	5.3%
Caa	0.0%	CCC	7.8%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 3.8%. FMR has determined that unrated debt securities that are lower quality account for 3.8% of the total value of investment in securities.
Purchases and sales of securities, other than short-term securities, aggregated $87,536,526 and $56,238,293, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $795 for the period.

Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $39,569,951. Net unrealized appreciation aggregated $1,951,489, of which $4,050,461 related to appreciated investment securities and $2,098,972 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending November 30, 2001 approximately $10,000 of losses recognized during the period November 1, 2000 to November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $38,680,985) - See accompanying schedule		$ 41,521,440
Receivable for investments sold		205,367
Receivable for fund shares sold		242,278
Dividends receivable		1,505
Interest receivable		128,079
Prepaid expenses		36,953
Total assets		42,135,622
Liabilities
Payable for investments purchased	$ 1,481,770
Payable for fund shares redeemed	65,376
Accrued management fee	17,013
Distribution fees payable	22,523
Other payables and accrued expenses	34,811
Total liabilities		1,621,493
Net Assets		$ 40,514,129
Net Assets consist of:
Paid in capital		$ 43,039,088
Undistributed net investment income		25,003
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,390,417)
Net unrealized appreciation (depreciation) on investments		2,840,455
Net Assets		$ 40,514,129

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,164,731 ÷ 425,256 shares)	$9.79
Maximum offering price per share (100/94.25 of $9.79)	$10.39
Class T: Net Asset Value and redemption price per share ($16,451,836 ÷ 1,683,259 shares)	$9.77
Maximum offering price per share (100/96.50 of $9.77)	$10.12
Class B: Net Asset Value and offering price per share ($9,303,756 ÷ 953,641 shares) A	$9.76
Class C: Net Asset Value and offering price per share ($9,554,004 ÷ 978,615 shares) A	$9.76
Institutional Class: Net Asset Value, offering price and redemption price per share ($1,039,802 ÷ 105,898 shares)	$9.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2001 (Unaudited)
Investment Income Dividends		$ 113,415
Interest		226,247
Total income		339,662
Expenses
Management fee	$ 93,730
Transfer agent fees	44,532
Distribution fees	101,452
Accounting fees and expenses	30,023
Non-interested trustees' compensation	39
Custodian fees and expenses	11,651
Registration fees	53,340
Audit	13,420
Legal	29
Miscellaneous	25
Total expenses before reductions	348,241
Expense reductions	(32,297)	315,944
Net investment income		23,718
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(5,334,488)
Foreign currency transactions	(513)	(5,335,001)
Change in net unrealized appreciation (depreciation) on:
Investment securities	3,660,308
Assets and liabilities in foreign currencies	119	3,660,427
Net gain (loss)		(1,674,574)
Net increase (decrease) in net assets resulting from operations		$ (1,650,856)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2001 (Unaudited)	November 13, 2000 (commencement of operations) to November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 23,718	$ 1,283
Net realized gain (loss)	(5,335,001)	(33,027)
Change in net unrealized appreciation (depreciation)	3,660,427	(819,972)
Net increase (decrease) in net assets resulting from operations	(1,650,856)	(851,716)
Distributions to shareholders in excess of net realized gains	(22,383)	-
Share transactions - net increase (decrease)	34,422,608	8,616,476
Total increase (decrease) in net assets	32,749,369	7,764,760
Net Assets
Beginning of period	7,764,760	-
End of period (including undistributed net investment income of $25,003 and $1,289, respectively)	$ 40,514,129	$ 7,764,760

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2001	Year ended November 30,
	(Unaudited)	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income D	.03	-
Net realized and unrealized gain (loss)	.72	(.95)
Total from investment operations	.75	(.95)
Less Distributions
In excess of net realized gain	(.01)	-
Net asset value, end of period	$ 9.79	$ 9.05
Total Return B, C	8.29%	(9.50)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,165	$ 1,789
Ratio of expenses to average net assets	1.75% A, F	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.71% A, G	1.75% A
Ratio of net investment income to average net assets	.59% A	.99% A
Portfolio turnover rate	420% A	139% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 13, 2000 (commencement of operations) to November 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2001	Year ended November 30,
	(Unaudited)	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income D	.02	-
Net realized and unrealized gain (loss)	.71	(.95)
Total from investment operations	.73	(.95)
Less Distributions
In excess of net realized gain	(.01)	-
Net asset value, end of period	$ 9.77	$ 9.05
Total Return B, C	8.07%	(9.50)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 16,451	$ 2,767
Ratio of expenses to average net assets	2.00% A, F	2.00% A, F
Ratio of expenses to average net assets after expense reductions	1.96% A, G	2.00% A
Ratio of net investment income to average net assets	.34% A	.74% A
Portfolio turnover rate	420% A	139% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 13, 2000 (commencement of operations) to November 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2001	Year ended November 30,
	(Unaudited)	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	-
Net realized and unrealized gain (loss)	.73	(.95)
Total from investment operations	.72	(.95)
Less Distributions
In excess of net realized gain	(.01)	-
Net asset value, end of period	$ 9.76	$ 9.05
Total Return B, C	7.96%	(9.50)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 9,304	$ 1,659
Ratio of expenses to average net assets	2.50% A, F	2.50% A, F
Ratio of expenses to average net assets after expense reductions	2.46% A, G	2.50% A
Ratio of net investment income to average net assets	(.16)% A	.24% A
Portfolio turnover rate	420% A	139% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not reflect the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 13, 2000 (commencement of operations) to November 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2001	Year ended November 30,
	(Unaudited)	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	-
Net realized and unrealized gain (loss)	.73	(.95)
Total from investment operations	.72	(.95)
Less Distributions
In excess of net realized gain	(.01)	-
Net asset value, end of period	$ 9.76	$ 9.05
Total Return B, C	7.96%	(9.50)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 9,554	$ 1,224
Ratio of expenses to average net assets	2.50% A, F	2.50% A, F
Ratio of expenses to average net assets after expense reductions	2.46% A, G	2.50% A
Ratio of net investment income to average net assets	(.16)% A	.24% A
Portfolio turnover rate	420% A	139% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not reflect the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 13, 2000 (commencement of operations) to November 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2001	Year ended November 30,
	(Unaudited)	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.06	$ 10.00
Income from Investment Operations
Net investment income D	.04	.01
Net realized and unrealized gain (loss)	.73	(.95)
Total from investment operations	.77	(.94)
Less Distributions
In excess of net realized gain	(.01)	-
Net asset value, end of period	$ 9.82	$ 9.06
Total Return B, C	8.50%	(9.40)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,040	$ 325
Ratio of expenses to average net assets	1.50% A, F	1.50% A, F
Ratio of expenses to average net assets after expense reductions	1.46% A, G	1.50% A
Ratio of net investment income to average net assets	.84% A	1.24% A
Portfolio turnover rate	420% A	139% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 13, 2000 (commencement of operations) to November 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Aggressive Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund except for the cost of registering and qualifying new shares for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC) expiring capital loss carryforwards and losses deferred due to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective December 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements - continued

agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's schedule of investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .35%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .64% of average net assets .

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 4,465	$ 1,481
Class T	30,046	139
Class B	32,762	24,707
Class C	34,179	17,787
	$ 101,452	$ 44,114

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 26,392	$ 13,489
Class T	39,015	12,826
Class B	2,357	2,357*
Class C	1,380	1,380*
	$ 69,144	$ 30,052

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC :

	Amount	% of Average Net Assets
Class A	$ 5,265	.29*
Class T	16,853	.28*
Class B	11,371	.35*
Class C	10,040	.30*
Institutional Class	1,003	.25*
	$ 44,532

* Annualized

Accounting Fees. Fidelity Service Company, Inc.,an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Fund. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income and does not pay a management fee. Income distributions from the Cash Fund are declared

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Cash Central Fund - continued

daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.75%	$ 2,985
Class T	2.00%	9,628
Class B	2.50%	7,602
Class C	2.50%	6,149
Institutional Class	1.50%	495
		$ 26,859

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions - continued

Certain security trades were directed to brokers who paid $4,849 of the fund's expenses. In addition through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period credits reduced the fund's custody expenses by $589.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31,	Year ended November 30,
	2001	2000
In excess of net realized gain
Class A	$ 3,027	$ -
Class T	9,407	-
Class B	4,873	-
Class C	4,440	-
Institutional Class	636	-
Total	$ 22,383	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2001	2000 A	2001	2000 A
Class A Shares sold	347,542	197,642	$ 3,491,118	$ 1,962,030
Reinvestment of distributions	207	-	1,935	-
Shares redeemed	(120,135)	-	(1,141,356)	-
Net increase (decrease)	227,614	197,642	$ 2,351,697	$ 1,962,030
Class T Shares sold	1,673,329	307,686	$ 17,012,641	$ 3,118,405
Reinvestment of distributions	938	-	8,749	-
Shares redeemed	(296,852)	(1,842)	(2,633,763)	(16,611)
Net increase (decrease)	1,377,415	305,844	$ 14,387,627	$ 3,101,794
Class B Shares sold	885,436	183,283	$ 8,927,080	$ 1,825,785
Reinvestment of distributions	459	-	4,280	-
Shares redeemed	(115,537)	-	(1,066,701)	-
Net increase (decrease)	770,358	183,283	$ 7,864,659	$ 1,825,785
Class C Shares sold	995,472	135,281	$ 10,411,790	$ 1,363,696
Reinvestment of distributions	436	-	4,074	-
Shares redeemed	(152,490)	(84)	(1,309,435)	(796)
Net increase (decrease)	843,418	135,197	$ 9,106,429	$ 1,362,900
Institutional Class Shares sold	82,969	35,858	$ 836,115	$ 363,967
Reinvestment of distributions	57	-	532	-
Shares redeemed	(12,986)	-	(124,451)	-
Net increase (decrease)	70,040	35,858	$ 712,196	$ 363,967

A Share transactions are for the period November 13, 2000 (commencement of operations) to November 30, 2000.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Beso Sikharulidze, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

* Independent trustees

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AAG-SANN-0701 138798
1.759110.100

(Fidelity Investment logo)(registered trademark)

(fidelity logo)(registered trademark)

Fidelity® Advisor

Aggressive Growth

Fund - Institutional Class

Semiannual Report

May 31, 2001

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The managers' review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Aggressive Growth Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Life of fund
Fidelity® Adv Aggressive Growth - Institutional Class	8.50%	-1.69%
Russell Midcap Growth	-8.43%	-20.28%
Mid-Cap Funds Average	0.31%	n/a *

Cumulative total returns show Institutional Class ' performance in percentage terms over a set period - in this case, six months, or since the fund started on November 13, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Russell Midcap® Growth Index - a market capitalization-weighted index of medium capitalization growth-oriented stocks of U.S. domiciled corporations. To measure how the fund's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 560 mutual funds. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Average annual total returns take Institutional Class' shares' cumulative return and show you what would have happened if Institutional Class' shares had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor Aggressive Growth Fund - Institutional Class
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Aggressive Growth Fund - Institutional Class on November 13, 2000, when the fund started. As the chart shows, by May 31, 2001 the value of the investment would have been $9,831 - a 1.69% decrease on the initial investment. For comparison, look at how the Russell Midcap Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $7,972 - a 20.28% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper mid-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper mid-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month cumulative total return for the mid-cap growth funds average was, -6.22%. The six month cumulative total return for the mid-cap supergroup average was, 2.27%.

Semiannual Report

Fund Talk: The Managers' Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
Note to shareholders: Effective June 13, 2001, after the period covered by this report, Rajiv Kaul (right) became Portfolio Manager of Fidelity Advisor Aggressive Growth Fund. The following is an interview with Beso Sikharulidze, the fund's former Portfolio Manager, with additional comments from Rajiv Kaul.

Q. How did the fund perform, Beso?

B.S. Quite well. For the six months that ended May 31, 2001, the fund's Institutional Class shares returned 8.50%. That topped the Russell Midcap® Growth Index and the mid-cap funds average tracked by Lipper Inc., which had returns of -8.43% and 0.31%, respectively. From its inception on November 13, 2000, through May 31, 2001, the fund's Institutional Class shares returned -1.69%, while the Russell Midcap Growth Index returned -20.28%. Lipper does not calculate a life of fund comparison.

Semiannual Report

Fund Talk: The Managers' Overview - continued

Q. How did the fund manage to outpace its index and peers by such healthy margins during the past six months?

B.S. Stock picking took center stage in this volatile market. Sticking with a bottom-up research process and working hard to know better than anyone else the companies in which I invest, or in which I would consider investing, was time well spent. Focusing solely on the highest-quality securities from the areas of the market with the highest growth potential was critical to our success during the past six months. Most of our gains were concentrated in the technology sector, which had a particularly difficult period overall, falling more than 22%. Despite investing nearly 51% of fund assets on average in tech, a considerable overweighting relative to the Russell index, our holdings still outperformed by more than 13 percentage points. We further benefited from generally owning the right names within health care, along with one strong pick in consumer discretionary - amusement park operator Six Flags. Finally, I added further exposure to convertible securities at the expense of pure equities, as more attractive situations emerged among convertibles as a result of the market's downturn. Prudently employing this asset class effectively boosted the fund's total return potential by offering participation in equities on the upside, as well as offering downside protection in the form of a lofty bond yield cushion. This strategy paid off versus our peers, which tended to have very little, if any, exposure to convertible securities.

Q. What else can you tell us about your tech strategy and how it influenced performance?

B.S. Tech firms hit the wall early in the period as demand dried up and fundamentals deteriorated dramatically. As such, I continued to spend a lot of time scrutinizing the fund's holdings, trying to upgrade the quality of the portfolio. I decreased the fund's overall tech weighting, while focusing my efforts on owning the perceived leaders in next-generation technology, firms that should have more cushion in down markets because they can still gain market share. Given a broad curtailment in business investment, it was necessary to hone in on tech providers that were bucking the downturn by providing the tools that - despite cuts in capital spending - companies had to buy. Getting businesses up and running on the Internet was critical to corporate customers, as was cost cutting through improvements in both supply-chain and customer-relationship management. I turned to Internet software providers BEA Systems and Micromuse, which helped us during the period. Given the growing concerns about overcapacity, I shed most of our optical equipment and networking component manufacturers that performed poorly. Unfortunately, I was a little late in doing so with some of them. The stocks I held onto in this area had new, exciting technologies that were in demand. Sonus Networks was one stock that held up well, while Ciena got caught in the downdraft despite sound fundamentals. Critical Path was another notable detractor from performance.

Q. How about some of your moves within health care?

B.S. I continued to emphasize biotechnology companies that I felt housed the most attractive growth prospects. Despite the uncertainty surrounding most high-growth stocks during the period, the risks within the biotech industry remained generally constant. My experience following the health sector provided me with some great insight into finding quality biotech stocks with strong product pipelines. I uncovered several winners in this space, most notably Titan Pharmaceuticals, ImClone Systems and CuraGen.

Semiannual Report

Fund Talk: The Managers' Overview - continued

Q. Turning to you Rajiv, what's your outlook?

R.K. I feel pretty good about the fund's positioning right now, with it having aggressive as well as defensive characteristics. I'm optimistic about the improving liquidity in the marketplace, induced by the Federal Reserve Board's aggressive attempts to stimulate growth in the economy. The markets historically have performed well when the Fed is easing interest rates. However, I remain cautious about company fundamentals in the near term, since it's still unclear as to when they will actually respond to the stimulus.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation by investing primarily in common stocks

Start date: November 13, 2000

Size: as of May 31, 2001, more than $40 million

Manager: Rajiv Kaul, since June 2001; manager, Fidelity Select Developing Communications Portfolio, since 2000; Fidelity Select Biotechnology Portfolio, 1998-2000; equity research associate, health care industry, 1996-1998; joined Fidelity in 1996

Rajiv Kaul discusses his investment approach:

"As a bottom-up investor, I look to maximize shareholder returns through individual security selection. I rely heavily on fundamental research to help me identify the best opportunities available in the marketplace. I spend much of my time visiting companies and talking with management and competitors about products and industry trends. By visiting as many companies as I can, I get a better understanding of a company's competitive outlook, and it helps me find those companies that could become the long-term winners in their respective spaces.

"I like to invest in companies with the fastest earnings growth at the most reasonable price, regardless of their size, shape or industry. Throughout my career, I've followed high-growth companies from many areas of the market, from technology to media to health care. In recent years, I've managed two sector funds at Fidelity that required an aggressive investment style, the Select Biotechnology Portfolio and the Select Developing Communications Portfolio. I've gained valuable exposure to the tech sector from my recent experience following emerging telecommunications stocks, which should serve me well in managing this fund.

"I expect the market to remain very volatile in the next few months, which could create an attractive buying opportunity. I'll be on the lookout for improving fundamental stories, new product cycles and, ideally, earnings acceleration, which has become increasingly tougher to find these days."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
ImClone Systems, Inc.	2.9	1.4
Allergan, Inc.	1.9	0.4
Networks Associates, Inc.	1.8	0.1
Baker Hughes, Inc.	1.7	0.1
CIENA Corp.	1.6	1.8
Weatherford International, Inc.	1.6	0.0
BEA Systems, Inc.	1.6	2.6
IDEC Pharmaceuticals Corp.	1.2	1.0
Openwave Systems, Inc.	1.2	0.8
Forest Laboratories, Inc.	1.2	0.0
	16.7
Top Five Market Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	45.3	69.3
Health Care	23.2	11.6
Consumer Discretionary	6.5	7.5
Energy	5.9	1.5
Financials	3.2	2.3
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *		As of November 30, 2000 **
	Stocks 71.8%		Stocks 90.0%
	Convertible Securities 19.9%		Convertible Securities 6.9%
	Short-Term Investments and Net Other Assets 8.3%		Short-Term Investments and Net Other Assets 3.1%
* Foreign investments	3.5%	** Foreign investments	7.3%

Effective with this report, industry classifications follow the MSCI ®/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 71.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 3.9%
Automobiles - 0.5%
Harley-Davidson, Inc.	4,700	$ 220,759
Hotels Restaurants & Leisure - 0.9%
International Game Technology (a)	4,150	255,018
Mandalay Resort Group (a)	2,000	50,580
MGM Mirage, Inc. (a)	160	5,030
Six Flags, Inc. (a)	1,612	36,270
Starbucks Corp. (a)	220	4,294
		351,192
Media - 1.4%
AOL Time Warner, Inc. (a)	600	31,338
Gemstar-TV Guide International, Inc. (a)	3,800	138,206
Lamar Advertising Co. Class A (a)	110	4,565
Radio One, Inc. Class D (non-vtg.) (a)	20,690	368,903
Univision Communications, Inc. Class A (a)	640	27,987
		570,999
Multiline Retail - 0.3%
BJ's Wholesale Club, Inc. (a)	2,270	110,663
JCPenney Co., Inc.	500	10,455
		121,118
Specialty Retail - 0.8%
Abercrombie & Fitch Co. Class A (a)	6,890	284,075
Pacific Sunwear of California, Inc. (a)	1,200	27,600
		311,675
TOTAL CONSUMER DISCRETIONARY		1,575,743
CONSUMER STAPLES - 1.0%
Food & Drug Retailing - 0.4%
Rite Aid Corp. (a)	19,760	165,391
Personal Products - 0.6%
Avon Products, Inc.	600	26,256
Estee Lauder Companies, Inc. Class A	5,350	217,210
		243,466
TOTAL CONSUMER STAPLES		408,857
ENERGY - 5.9%
Energy Equipment & Services - 5.9%
Baker Hughes, Inc.	16,850	663,890
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
BJ Services Co. (a)	600	$ 45,000
Cooper Cameron Corp. (a)	3,650	252,872
Global Industries Ltd. (a)	490	7,879
Halliburton Co.	5,010	234,167
Hanover Compressor Co. (a)	150	5,549
Input/Output, Inc. (a)	2,560	30,464
Nabors Industries, Inc. (a)	1,000	50,850
Pride International, Inc. (a)	2,070	55,124
SEACOR SMIT, Inc. (a)	116	5,533
Smith International, Inc. (a)	5,090	395,493
Tidewater, Inc.	110	5,160
Varco International, Inc. (a)	275	6,625
Weatherford International, Inc. (a)	11,380	641,491
		2,400,097
FINANCIALS - 3.2%
Banks - 0.5%
Synovus Finanical Corp.	7,370	223,901
Diversified Financials - 2.7%
Capital One Financial Corp.	4,110	267,602
E*TRADE Group, Inc. (a)	15,170	113,775
Federated Investors, Inc. Class B (non-vtg.)	170	5,092
Household International, Inc.	4,230	277,742
Providian Financial Corp.	7,460	423,430
		1,087,641
TOTAL FINANCIALS		1,311,542
HEALTH CARE - 18.4%
Biotechnology - 10.2%
Alkermes, Inc. (a)	9,820	297,251
Applera Corp. - Celera Genomics Group (a)	4,060	175,839
BioMarin Pharmaceutical, Inc. (a)	4,300	49,880
Corvas International, Inc. (a)	16,030	138,018
CuraGen Corp. (a)	2,890	108,664
Human Genome Sciences, Inc. (a)	1,000	66,350
IDEC Pharmaceuticals Corp. (a)	8,110	499,576
ImClone Systems, Inc. (a)	23,890	1,186,135
Invitrogen Corp. (a)	3,230	231,300
Medarex, Inc. (a)	1,790	49,404
Medimmune, Inc. (a)	6,460	257,560
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Millennium Pharmaceuticals, Inc. (a)	8,620	$ 329,025
Protein Design Labs, Inc. (a)	2,540	188,493
Serologicals Corp. (a)	100	2,284
Titan Pharmaceuticals, Inc. (a)	8,710	272,623
Vertex Pharmaceuticals, Inc. (a)	6,010	264,079
		4,116,481
Health Care Equipment & Supplies - 1.6%
Align Technology, Inc.	23,800	238,000
Biomet, Inc.	130	5,807
DENTSPLY International, Inc.	1,300	57,252
Guidant Corp. (a)	2,900	108,895
St. Jude Medical, Inc. (a)	90	5,537
Steris Corp. (a)	12,800	221,440
Stryker Corp.	100	5,745
		642,676
Health Care Providers & Services - 2.0%
AdvancePCS (a)	4,450	271,050
Andrx Group (a)	5,230	353,966
Health Management Associates, Inc. Class A (a)	240	4,262
Priority Healthcare Corp. Class B (a)	2,000	69,160
Quest Diagnostics, Inc. (a)	40	4,944
Universal Health Services, Inc. Class B (a)	60	4,800
Urocor, Inc. (a)	7,800	124,254
		832,436
Pharmaceuticals - 4.6%
Allergan, Inc.	8,470	759,759
Bone Care International, Inc. (a)	4,300	86,258
CIMA Labs, Inc. (a)	3,680	270,480
Forest Laboratories, Inc. (a)	6,460	478,428
IVAX Corp. (a)	7,375	248,538
King Pharmaceuticals, Inc. (a)	100	5,058
		1,848,521
TOTAL HEALTH CARE		7,440,114
INDUSTRIALS - 2.9%
Commercial Services & Supplies - 2.9%
Cendant Corp. (a)	12,590	241,476
Concord EFS, Inc. (a)	3,950	200,265
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Ecolab, Inc.	400	$ 16,352
IMS Health, Inc.	200	5,796
Learning Tree International, Inc. (a)	8,790	207,444
Manpower, Inc.	150	4,800
ProsoftTraining.com (a)	43,200	91,584
Robert Half International, Inc. (a)	7,370	207,834
The BISYS Group, Inc. (a)	3,750	191,700
		1,167,251
Road & Rail - 0.0%
Landstar System, Inc. (a)	100	6,640
TOTAL INDUSTRIALS		1,173,891
INFORMATION TECHNOLOGY - 34.4%
Communications Equipment - 8.3%
Andrew Corp. (a)	230	3,961
Avocent Corp. (a)	9,100	199,108
Brocade Communications System, Inc. (a)	6,120	238,680
CIENA Corp. (a)	12,210	661,172
Comverse Technology, Inc. (a)	5,340	309,720
Emulex Corp. (a)	3,100	107,539
Finisar Corp. (a)	12,570	189,179
QUALCOMM, Inc. (a)	2,560	155,494
Research in Motion Ltd. (a)	12,290	400,266
SBA Communications Corp. Class A (a)	9,900	229,185
Scientific-Atlanta, Inc.	6,910	362,844
Sonus Networks, Inc.	8,880	228,749
Tekelec (a)	740	24,768
Tellium, Inc.	9,900	262,152
		3,372,817
Computers & Peripherals - 0.8%
Lexmark International, Inc. Class A (a)	5,110	316,769
Electronic Equipment & Instruments - 2.3%
Avnet, Inc.	1,100	27,104
Orbotech Ltd.	6,340	225,514
PerkinElmer, Inc.	1,870	129,086
SCI Systems, Inc. (a)	1,100	25,971
Symbol Technologies, Inc.	6,615	169,675
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Varian, Inc. (a)	160	$ 5,432
Waters Corp. (a)	7,100	352,728
		935,510
Internet Software & Services - 3.7%
ActivCard SA sponsored ADR (a)	500	5,025
AsiaInfo Holdings, Inc. (a)	370	4,695
Braun Consulting, Inc. (a)	1,800	14,508
Homestore.com, Inc. (a)	9,320	265,154
InterCept Group, Inc. (a)	7,230	215,743
IntraNet Solutions, Inc. (a)	5,790	209,135
Netegrity, Inc. (a)	700	23,695
Openwave Systems, Inc. (a)	12,565	481,616
webMethods, Inc. (a)	9,160	255,014
		1,474,585
IT Consulting & Services - 1.3%
Affiliated Computer Services, Inc. Class A (a)	2,780	200,855
KPMG Consulting, Inc.	6,100	110,105
SunGard Data Systems, Inc. (a)	3,780	224,834
		535,794
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	300	13,509
Semiconductor Equipment & Products - 3.9%
Cypress Semiconductor Corp. (a)	100	2,115
FEI Co. (a)	4,000	141,600
Integrated Circuit Systems, Inc.	1,700	27,931
Integrated Device Technology, Inc. (a)	5,200	190,528
Intersil Holding Corp. Class A (a)	2,500	81,475
KLA-Tencor Corp. (a)	5,790	298,880
LAM Research Corp. (a)	1,000	27,620
Marvell Technology Group Ltd.	6,980	172,197
QLogic Corp. (a)	5,230	266,782
Teradyne, Inc. (a)	1,000	39,850
TTM Technologies, Inc.	9,900	88,704
Virage Logic Corp.	17,460	247,234
		1,584,916
Software - 14.1%
Advent Software, Inc. (a)	4,560	297,586
Amdocs Ltd. (a)	3,680	227,424
BEA Systems, Inc. (a)	17,840	640,099
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
BMC Software, Inc. (a)	17,860	$ 426,854
Cadence Design Systems, Inc. (a)	1,300	27,495
Citrix Systems, Inc. (a)	11,030	263,617
Computer Associates International, Inc.	100	2,836
Compuware Corp. (a)	17,840	196,775
Dendrite International, Inc. (a)	6,800	68,136
E.piphany, Inc. (a)	19,690	247,110
Inet Technologies, Inc. (a)	700	5,250
Informatica Corp. (a)	10,930	204,500
Infovista SA sponsored ADR (a)	13,000	129,870
Legato Systems, Inc. (a)	18,240	272,688
Liberate Technologies (a)	290	2,448
Mercury Interactive Corp. (a)	2,350	139,214
Micromuse, Inc. (a)	4,870	185,547
Microsoft Corp. (a)	200	13,836
NetIQ Corp. (a)	800	19,440
Networks Associates, Inc. (a)	51,510	747,925
Numerical Technologies, Inc. (a)	5,400	104,760
NVIDIA Corp. (a)	2,300	196,903
PeopleSoft, Inc. (a)	4,900	197,715
Peregrine Systems, Inc. (a)	8,120	224,843
Phoenix Technologies Ltd. (a)	400	5,260
Precise Software Solutions Ltd.	8,120	178,802
Symantec Corp. (a)	3,450	243,708
TIBCO Software, Inc. (a)	14,300	197,340
Vastera, Inc.	700	8,400
VERITAS Software Corp. (a)	3,340	220,139
		5,696,520
TOTAL INFORMATION TECHNOLOGY		13,930,420
MATERIALS - 0.4%
Containers & Packaging - 0.3%
Peak International Ltd. (a)	20,800	134,992
Sealed Air Corp. (a)	100	4,151
		139,143
Metals & Mining - 0.1%
Newmont Mining Corp.	2,170	44,463
TOTAL MATERIALS		183,606
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
Metro One Telecommunications, Inc. (a)	9,690	$ 436,146
UTILITIES - 0.6%
Electric Utilities - 0.2%
AES Corp. (a)	1,380	62,652
Multi-Utilities - 0.4%
Dynegy, Inc. Class A	1,800	88,740
Enron Corp.	1,700	89,947
		178,687
TOTAL UTILITIES		241,339
TOTAL COMMON STOCKS (Cost $26,460,770)		29,101,755
Convertible Preferred Stocks - 1.7%
CONSUMER DISCRETIONARY - 1.7%
Media - 1.7%
Entercom Communication Capital Trust $3.125 TIDES	1,000	61,438
Pegasus Communications Corp. $6.50	5,400	257,515
Radio One, Inc. $65.00	325	359,044
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $609,366)		677,997
Convertible Bonds - 18.2%
Moody's Ratings (unaudited) (d)		Principal Amount
CONSUMER DISCRETIONARY - 0.9%
Media - 0.4%
Getty Images, Inc. 5% 3/15/07	B2	$ 212,000	168,540
Specialty Retail - 0.5%
Office Depot, Inc. liquid yield option note 0% 12/11/07	Ba1	270,000	185,120
TOTAL CONSUMER DISCRETIONARY			353,660
HEALTH CARE - 4.8%
Biotechnology - 4.8%
Alkermes, Inc. 3.75% 2/15/07	-	270,000	185,625
Aviron 5.25% 2/1/08	-	182,000	194,968
Convertible Bonds - continued
Moody's Ratings (unaudited) (d)		Principal Amount	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
CuraGen Corp. 6% 2/2/07	CCC	$ 722,000	$ 628,140
CV Therapeutics, Inc. 4.75% 3/7/07	-	210,000	195,038
Human Genome Sciences, Inc. 3.75% 3/15/07	CCC	600,000	512,250
Sepracor, Inc. 5% 2/15/07	-	380,000	227,525
			1,943,546
INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 4.6%
CIENA Corp. 3.75% 2/1/08	Ba3	38,000	32,086
CommScope, Inc. 4% 12/15/06	Baa3	230,000	196,271
ONI Systems Corp. 5% 10/15/05	CCC	1,407,000	1,085,149
Redback Networks, Inc. 5% 4/1/07	CCC	530,000	336,884
Terayon Communication Systems, Inc. 5% 8/1/07	CCC	550,000	209,000
			1,859,390
Electronic Equipment & Instruments - 0.5%
Sanmina Corp. 0% 9/12/20	Ba3	520,000	187,200
Semiconductor Equipment & Products - 3.9%
Amkor Technology, Inc. 5% 3/15/07	B2	170,000	130,133
Cymer, Inc. 7.25% 8/6/04	-	138,000	134,378
General Semiconductor, Inc. 5.75% 12/15/06	B2	212,000	203,919
International Rectifier Corp. 4.25% 7/15/07	B2	190,000	195,463
Kulicke & Soffa Industries, Inc. 4.75% 12/15/06	B3	210,000	184,275
Semtech Corp. 4.5% 2/1/07	CCC+	10,000	8,963
Vitesse Semiconductor Corp. 4% 3/15/05	B2	902,000	721,600
			1,578,731
Software - 1.9%
Cyras Systems, Inc. 4.5% 8/15/05 (c)	-	398,000	449,740
i2 Technologies, Inc. 5.25% 12/15/06	B	180,000	155,984
Rational Software Corp. 5% 2/1/07	-	190,000	185,408
			791,132
TOTAL INFORMATION TECHNOLOGY			4,416,453
Convertible Bonds - continued
Moody's Ratings (unaudited) (d)		Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
Aether Systems, Inc. 6% 3/22/05	CCC	$ 775,000	$ 454,073
Nextel Communications, Inc. 5.25% 1/15/10	B1	330,000	202,950
			657,023
TOTAL CONVERTIBLE BONDS (Cost $7,239,843)			7,370,682
Cash Equivalents - 10.8%
	Shares
Fidelity Cash Central Fund, 4.23% (b) (Cost $4,371,006)	4,371,006	4,371,006
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $38,680,985)		41,521,440
NET OTHER ASSETS - (2.5)%		(1,007,311)
NET ASSETS - 100%		$ 40,514,129
Security Type Abbreviations
TIDES	-	Term Income Deferred Equity Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $449,740 or 1.1% of net assets.

(d) S&P ® credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.0%	AAA, AA, A	0.0%
Baa	0.5%	BBB	0.0%
Ba	1.0%	BB	0.9%
B	4.4%	B	5.3%
Caa	0.0%	CCC	7.8%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 3.8%. FMR has determined that unrated debt securities that are lower quality account for 3.8% of the total value of investment in securities.
Purchases and sales of securities, other than short-term securities, aggregated $87,536,526 and $56,238,293, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $795 for the period.

Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $39,569,951. Net unrealized appreciation aggregated $1,951,489, of which $4,050,461 related to appreciated investment securities and $2,098,972 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending November 30, 2001 approximately $10,000 of losses recognized during the period November 1, 2000 to November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $38,680,985) - See accompanying schedule		$ 41,521,440
Receivable for investments sold		205,367
Receivable for fund shares sold		242,278
Dividends receivable		1,505
Interest receivable		128,079
Prepaid expenses		36,953
Total assets		42,135,622
Liabilities
Payable for investments purchased	$ 1,481,770
Payable for fund shares redeemed	65,376
Accrued management fee	17,013
Distribution fees payable	22,523
Other payables and accrued expenses	34,811
Total liabilities		1,621,493
Net Assets		$ 40,514,129
Net Assets consist of:
Paid in capital		$ 43,039,088
Undistributed net investment income		25,003
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,390,417)
Net unrealized appreciation (depreciation) on investments		2,840,455
Net Assets		$ 40,514,129

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,164,731 ÷ 425,256 shares)	$9.79
Maximum offering price per share (100/94.25 of $9.79)	$10.39
Class T: Net Asset Value and redemption price per share ($16,451,836 ÷ 1,683,259 shares)	$9.77
Maximum offering price per share (100/96.50 of $9.77)	$10.12
Class B: Net Asset Value and offering price per share ($9,303,756 ÷ 953,641 shares) A	$9.76
Class C: Net Asset Value and offering price per share ($9,554,004 ÷ 978,615 shares) A	$9.76
Institutional Class: Net Asset Value, offering price and redemption price per share ($1,039,802 ÷ 105,898 shares)	$9.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2001 (Unaudited)
Investment Income Dividends		$ 113,415
Interest		226,247
Total income		339,662
Expenses
Management fee	$ 93,730
Transfer agent fees	44,532
Distribution fees	101,452
Accounting fees and expenses	30,023
Non-interested trustees' compensation	39
Custodian fees and expenses	11,651
Registration fees	53,340
Audit	13,420
Legal	29
Miscellaneous	25
Total expenses before reductions	348,241
Expense reductions	(32,297)	315,944
Net investment income		23,718
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(5,334,488)
Foreign currency transactions	(513)	(5,335,001)
Change in net unrealized appreciation (depreciation) on:
Investment securities	3,660,308
Assets and liabilities in foreign currencies	119	3,660,427
Net gain (loss)		(1,674,574)
Net increase (decrease) in net assets resulting from operations		$ (1,650,856)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2001 (Unaudited)	November 13, 2000 (commencement of operations) to November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 23,718	$ 1,283
Net realized gain (loss)	(5,335,001)	(33,027)
Change in net unrealized appreciation (depreciation)	3,660,427	(819,972)
Net increase (decrease) in net assets resulting from operations	(1,650,856)	(851,716)
Distributions to shareholders in excess of net realized gains	(22,383)	-
Share transactions - net increase (decrease)	34,422,608	8,616,476
Total increase (decrease) in net assets	32,749,369	7,764,760
Net Assets
Beginning of period	7,764,760	-
End of period (including undistributed net investment income of $25,003 and $1,289, respectively)	$ 40,514,129	$ 7,764,760

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2001	Year ended November 30,
	(Unaudited)	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income D	.03	-
Net realized and unrealized gain (loss)	.72	(.95)
Total from investment operations	.75	(.95)
Less Distributions
In excess of net realized gain	(.01)	-
Net asset value, end of period	$ 9.79	$ 9.05
Total Return B, C	8.29%	(9.50)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,165	$ 1,789
Ratio of expenses to average net assets	1.75% A, F	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.71% A, G	1.75% A
Ratio of net investment income to average net assets	.59% A	.99% A
Portfolio turnover rate	420% A	139% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 13, 2000 (commencement of operations) to November 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2001	Year ended November 30,
	(Unaudited)	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income D	.02	-
Net realized and unrealized gain (loss)	.71	(.95)
Total from investment operations	.73	(.95)
Less Distributions
In excess of net realized gain	(.01)	-
Net asset value, end of period	$ 9.77	$ 9.05
Total Return B, C	8.07%	(9.50)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 16,451	$ 2,767
Ratio of expenses to average net assets	2.00% A, F	2.00% A, F
Ratio of expenses to average net assets after expense reductions	1.96% A, G	2.00% A
Ratio of net investment income to average net assets	.34% A	.74% A
Portfolio turnover rate	420% A	139% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 13, 2000 (commencement of operations) to November 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2001	Year ended November 30,
	(Unaudited)	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	-
Net realized and unrealized gain (loss)	.73	(.95)
Total from investment operations	.72	(.95)
Less Distributions
In excess of net realized gain	(.01)	-
Net asset value, end of period	$ 9.76	$ 9.05
Total Return B, C	7.96%	(9.50)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 9,304	$ 1,659
Ratio of expenses to average net assets	2.50% A, F	2.50% A, F
Ratio of expenses to average net assets after expense reductions	2.46% A, G	2.50% A
Ratio of net investment income to average net assets	(.16)% A	.24% A
Portfolio turnover rate	420% A	139% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not reflect the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 13, 2000 (commencement of operations) to November 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2001	Year ended November 30,
	(Unaudited)	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	-
Net realized and unrealized gain (loss)	.73	(.95)
Total from investment operations	.72	(.95)
Less Distributions
In excess of net realized gain	(.01)	-
Net asset value, end of period	$ 9.76	$ 9.05
Total Return B, C	7.96%	(9.50)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 9,554	$ 1,224
Ratio of expenses to average net assets	2.50% A, F	2.50% A, F
Ratio of expenses to average net assets after expense reductions	2.46% A, G	2.50% A
Ratio of net investment income to average net assets	(.16)% A	.24% A
Portfolio turnover rate	420% A	139% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not reflect the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 13, 2000 (commencement of operations) to November 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2001	Year ended November 30,
	(Unaudited)	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.06	$ 10.00
Income from Investment Operations
Net investment income D	.04	.01
Net realized and unrealized gain (loss)	.73	(.95)
Total from investment operations	.77	(.94)
Less Distributions
In excess of net realized gain	(.01)	-
Net asset value, end of period	$ 9.82	$ 9.06
Total Return B, C	8.50%	(9.40)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,040	$ 325
Ratio of expenses to average net assets	1.50% A, F	1.50% A, F
Ratio of expenses to average net assets after expense reductions	1.46% A, G	1.50% A
Ratio of net investment income to average net assets	.84% A	1.24% A
Portfolio turnover rate	420% A	139% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 13, 2000 (commencement of operations) to November 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Aggressive Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund except for the cost of registering and qualifying new shares for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC) expiring capital loss carryforwards and losses deferred due to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective December 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements - continued

agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's schedule of investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .35%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .64% of average net assets .

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 4,465	$ 1,481
Class T	30,046	139
Class B	32,762	24,707
Class C	34,179	17,787
	$ 101,452	$ 44,114

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 26,392	$ 13,489
Class T	39,015	12,826
Class B	2,357	2,357*
Class C	1,380	1,380*
	$ 69,144	$ 30,052

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC :

	Amount	% of Average Net Assets
Class A	$ 5,265	.29*
Class T	16,853	.28*
Class B	11,371	.35*
Class C	10,040	.30*
Institutional Class	1,003	.25*
	$ 44,532

* Annualized

Accounting Fees. Fidelity Service Company, Inc.,an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Fund. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income and does not pay a management fee. Income distributions from the Cash Fund are declared

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Cash Central Fund - continued

daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.75%	$ 2,985
Class T	2.00%	9,628
Class B	2.50%	7,602
Class C	2.50%	6,149
Institutional Class	1.50%	495
		$ 26,859

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions - continued

Certain security trades were directed to brokers who paid $4,849 of the fund's expenses. In addition through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period credits reduced the fund's custody expenses by $589.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31,	Year ended November 30,
	2001	2000
In excess of net realized gain
Class A	$ 3,027	$ -
Class T	9,407	-
Class B	4,873	-
Class C	4,440	-
Institutional Class	636	-
Total	$ 22,383	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2001	2000 A	2001	2000 A
Class A Shares sold	347,542	197,642	$ 3,491,118	$ 1,962,030
Reinvestment of distributions	207	-	1,935	-
Shares redeemed	(120,135)	-	(1,141,356)	-
Net increase (decrease)	227,614	197,642	$ 2,351,697	$ 1,962,030
Class T Shares sold	1,673,329	307,686	$ 17,012,641	$ 3,118,405
Reinvestment of distributions	938	-	8,749	-
Shares redeemed	(296,852)	(1,842)	(2,633,763)	(16,611)
Net increase (decrease)	1,377,415	305,844	$ 14,387,627	$ 3,101,794
Class B Shares sold	885,436	183,283	$ 8,927,080	$ 1,825,785
Reinvestment of distributions	459	-	4,280	-
Shares redeemed	(115,537)	-	(1,066,701)	-
Net increase (decrease)	770,358	183,283	$ 7,864,659	$ 1,825,785
Class C Shares sold	995,472	135,281	$ 10,411,790	$ 1,363,696
Reinvestment of distributions	436	-	4,074	-
Shares redeemed	(152,490)	(84)	(1,309,435)	(796)
Net increase (decrease)	843,418	135,197	$ 9,106,429	$ 1,362,900
Institutional Class Shares sold	82,969	35,858	$ 836,115	$ 363,967
Reinvestment of distributions	57	-	532	-
Shares redeemed	(12,986)	-	(124,451)	-
Net increase (decrease)	70,040	35,858	$ 712,196	$ 363,967

A Share transactions are for the period November 13, 2000 (commencement of operations) to November 30, 2000.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Beso Sikharulidze, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

* Independent trustees

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AAGI-SANN-0701 138799
1.759109.100

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